5. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Notes Payable
5. CONVERTIBLE NOTES PAYABLE

Convertible notes payable are comprised of the following:

	June 30, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $1,015 and $26,301, respectively	2,315	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $7,873 and $18,904, respectively	22,377	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $179,401 and $43,326, respectively	59,599	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $7,310 and $30,852, respectively	10,190	1,648
Convertible note payable, due January 31, 2014, net of unamortized debt discount and OID of $17,818	12,432	–
Convertible note payable, due October 29, 2013, net of unamortized debt discount of $14,197	18,303	–
Convertible note payable, due March 27, 2014, net of unamortized debt discount and OID of $22,377	7,873	–
Convertible note payable, due December 27, 2013, net of unamortized debt discount of $21,119	11,381	–
Convertible note payable, due April 24, 2014, net of unamortized debt discount and OID of $13,373	3,127	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $108,041	6,959	–
Convertible note payable, due March 3, 2014, net of unamortized debt discount of $69,215	9,285	–
Convertible note payable, due December 19, 2013, net of unamortized debt discount and OID of $30,714	1,786
Total	165,627	75,649
Less short term portion	(99,069)	(68,975)
Long term portion	$66,558	$6,674

Asher notes:

On January 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on January 25, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 29, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On March 25, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on April 1, 2013. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on December 27, 2013. The Note is convertible into common stock, at Asher’s option, at a 49% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On May 28, 2013, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $78,500 (the "Note"). The financing closed on January 25, 2013. The total net proceeds the Company received from this Offering was $75,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on December 27, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

JMJ Financial

On July 25, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. The Company received two tranches of net proceeds in the amounts of $45,000 and $22,500 in July 2012 and October 2012, respectively.

On January 31, 2013, the Company issued a $25,000 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $22,500. All interest and principal must be repaid by January 31, 2014.

On March 27, 2013, the Company issued a $25,000 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $22,500. All interest and principal must be repaid by March 27, 2014.

On April 24, 2013, the Company issued a $16,500 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $15,000 All interest and principal must be repaid by April 24, 2014.

The maturity dates are one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Notes bear interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

Typenex Co-Investment, LLC

On May 13, 2013, the Company issued a Convertible Promissory Note to Typenex Co-Investment, LLC (“Typenex”) providing Typenex with the ability to invest up to $555,000 which contains a 10% original issue discount (the “Typenex Note”). The transaction closed on May 13, 2013. All issued tranches are due 20 months from the date of issuance.

On May 24, 2013, the Company issued a $115,000 Convertible Promissory Note (the “Note”) to Typenex Co-Investment LLC under the May 13, 2013 described transaction. The total proceeds the Company received from this offering was $105,000.

The Note is convertible into common stock, at holder’s option, at the lower of i) 35% discount to the average of the two lowest closing bid prices of the common stock during the 20 trading day period prior to conversion or 40% if average of the two lowest bid prices are less than $0.01 or ii) $0.04.

In connection with the issuance of the Convertible Promissory Note on May 24, 2013, the Company issued the note holder a warrant to purchase 2,187,101 shares of the Company’s common stock at $0.10 per share for five years. The fair value of the issued warrants of $43,568 was determined using the Black-Scholes option model with the following assumptions:

Expected life (years)	5
Expected volatility	200.60%
Risk-free interest rate	0.40%
Dividend yield	–%

Phoenix Worldwide Holdings, Inc.

On June 20, 2013, the Company issued an unsecured Convertible Promissory Note to Phoenix Worldwide Holdings, Inc. ("Phoenix"), in the principal amount of $32,500 (the "Note"). The financing closed on June 20, 2013. The total net proceeds the Company received from this Offering was $25,000 with an OID of $7,500 and due December 19, 2013.

The Note is convertible into common stock, at Phoenix’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

PPM

During the month of December 2012 and January 2013, the Company issued an aggregate of thirteen convertible promissory notes to investors in the aggregate principal amount of $239,000. The total net proceeds the Company received from this Offering was $239,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provisions. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At the inception of the 2013 Notes, the Company determined the aggregate fair value of $709,338 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 194.69% to 203.63%, (3) weighted average risk-free interest rate of 0.13 % to 0.28%, (4) expected life of 0.76 to 1.95 years, and (5) estimated fair value of the Company’s common stock of $0.0116 to $0.0251 per share.

The determined fair value of the debt derivatives of $709,338 was charged as a debt discount up to the net proceeds of the note with the remainder $181,467 charged to current period operations as non-cash interest expense.

At June 30, 2013, the Company marked to market the fair value of the debt derivatives and determined a fair value of $712,476. The Company recorded a gain from change in fair value of debt derivatives of $118,287 for the six months ended June 30, 2013 (gain of $931,813 for the three months ended June 30, 2013). The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 197.35%, (3) weighted average risk-free interest rate of 0.10% to 0.26%, (4) expected life of 0.03 to 1.57 years, and (5) estimated fair value of the Company’s common stock of $0.02 per share.

The charge of the amortization of debt discounts and costs for the three and six months ended June 30, 2013 was $135,311 and $227,099, respectively, and $30,134 and $87,912 for the three and six months ended June 30, 2012, respectively. which was accounted for as interest expense. Also, the Company has accrued interest expense of $37,103 as of June 30, 2013.

During the six months ended June 30, 2013, the Company issued an aggregate of 16,512,626 shares of its common stock in settlement of the convertible note payable and related interest.

Convertible notes payable are comprised of the following:

	2012	2011
Convertible note payable, due April 30, 2012; net of unamortized debt discount of $19,333	$–	$25,667
Convertible note payable, due April 30, 2012; net of unamortized debt discount of $16,183	–	16,317
Convertible note payable, due July 5, 2012, net of unamortized debt discount of $22,262	–	10,238
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	12,409	–
Convertible note payable, due July 11, 2013, net of unamortized debt discount of $26,301	23,699	–
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	19,022	–
Convertible note payable, due October 3, 2013, net of unamortized debt discount of $18,904	6,096	–
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $43,326	6,674
Convertible promissory note, due September 19, 2013, net of unamortized debt discount of $30,852	1,648
Total	75,649	52,222
Less short term portion	(68,975)	(52,222)
Long term portion	$6,674	$–

On July 27, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $45,000 (the "Note"). The financing closed on August 8, 2011. The total net proceeds the Company received from this Offering on August 8, 2011 was $42,500.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The Note is convertible into common stock, at Asher’s option, at a 42% discount (subsequently modified to 69% discount) to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 135% if prepaid 91 days following the closing through 120 days following the closing, (iii) 140% if prepaid 121 days following the closing through 151 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment. In connection to the debt modification, the Company recorded a loss on debt modification of $88,849 during the year ended December 31, 2011.

During the year ended December 31, 2012, the Company paid off the above described Note in full by cash.

On August 31, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on August 31, 2011. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on April 30, 2012. The Note is convertible into common stock, at Asher’s option, at a 52% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company paid off the above described Note in full by cash.

On October 6, 2011, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on July 5, 2012. The Note is convertible into common stock, at Asher’s option, at a 69% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 135% if prepaid during the period commencing on the closing date through 90 days thereafter, (ii) 140% if prepaid 91 days following the closing through 120 days following the closing, (iii) 145% if prepaid 121 days following the closing through 150 days following the closing and (iv) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

Asher has agreed to restrict its ability to convert the Notes and receive shares of common stock such that the number of shares of common stock held by them in the aggregate and their affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of common stock.

During the year ended December 31, 2012, the Company paid off the above described Note in full by cash.

On April 10, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $68,500 (the "Note"). The financing closed on April 18, 2012. The total net proceeds the Company received from this Offering was $65,500.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on January 12, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing.. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company issued an aggregate of 6,077,938 shares of its common stock in settlement of the convertible note payable and related interest.

On May 3, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $42,500 (the "Note"). The financing closed on May 15, 2012. The total net proceeds the Company received from this Offering was $40,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on February 7, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company issued an aggregate of 5,525,470 shares of its common stock in settlement of the convertible note payable and related interest.

On June 19, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on June 27, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on March 21, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the year ended December 31, 2012, the Company issued an aggregate of 1,648,352 shares of its common stock in settlement of $15,000 of the outstanding convertible note payable. The remaining outstanding convertible note payable amounted to $17,500 at December 31, 2012.

On July 25, 2012, the Company issued a Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. JMJ provided $50,000 to the Company on the Effective Date. The net proceeds the Company received from this offering was $45,000.

The maturity date is one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Note bears interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

On August 3, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $35,000 (the "Note"). The financing closed on August 3, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on May 6, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On October 3, 2012, the Company issued a $25,000 Convertible Promissory Note (the “Note”) to JMJ Financial (“JMJ”) under the July 25, 2012 described transaction. The total proceeds the Company received from this offering was $22,500.

The maturity date is one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Note bears interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

On November 9, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on November 9, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on August 13, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

During the month of November 2012, the Company issued an aggregate of seven convertible promissory notes to investors in the aggregate principal amount of $50,000. The total net proceeds the Company received from this Offering was $50,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

On December 17, 2012, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on December 17, 2012. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on September 19, 2013. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 151 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provision. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

As of March 9, 2012, the Company paid all outstanding (2011) Asher notes (aggregate of $77,500). At the dates of note payoffs, the Company marked to market the fair value of the debt derivatives and determined a fair value of $209,487. The Company recorded a gain from change in fair value of debt derivatives of $27,908. The fair value of the embedded derivatives of $209,487 were transferred to equity at the date of note(s) liquidation.

The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 192.54 to 192.77%, (3) weighted average risk-free interest rate of 0.08 to 0.06%, (4) expected life of 0.23 to 0.32 year, and (5) estimated fair value of the Company’s common stock of $0.181 to $0.313 per share.

At the inception of the 2012 Notes, the Company determined the aggregate fair value of $536,541 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.13 % to 0.19%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.015 to $0.043 per share.

The determined fair value of the debt derivatives of $536,541 was charged as a debt discount up to the net proceeds of the note with the remainder $(172,116) charged to current period operations as non-cash interest expense.

At December 31, 2012, the Company marked to market the fair value of the debt derivatives and determined a fair value of $265,729. The Company recorded a gain from change in fair value of debt derivatives of $176,490 for the years ended December 31, 2012. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 200.41%, (3) weighted average risk-free interest rate of 0.11% to 0.25%, (4) expected life of 0.10 to 2.0 years, and (5) estimated fair value of the Company’s common stock of $0.0167 per share.

The charge of the amortization of debt discounts and costs for the years ended December 31, 2012 and 2011 was $255,352 and $52,222, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $17,857 as of December 31, 2012.